SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	3 Months Ended
Feb. 28, 2022
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Period ended	February 28, 2022	February 28, 2021

Amounts receivable, prepaid expenses and other assets	$(119)	$(124)
Payment of bank advisory fees	-	(2,890)
Accounts payable and other liabilities	(344)	76
	$(463)	$(2,938)